Borrowings - Additional Information (Details)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Covenant compliance	As of December 31, 2014, Navios Partners was in compliance with the financial covenants of all of its credit facilities.
Term Loan B Facility
Debt Instrument [Line Items]
Payment terms	The Term Loan B facility is repayable in 14 quarterly installments of $1,097, beginning in March 2015, with a final payment of $418,028, in June 2018.
Covenant description	The Term Loan B facility is secured by first priority mortgages covering certain vessels owned by subsidiaries of Navios Partners, in addition to other collateral and is guaranteed by each subsidiary of Navios Partners. The Term Loan B Agreement requires maintenance of a loan to value ratio of 0.8 to 1.0, and other restrictive covenants customary for facilities of this type (subject to negotiated exceptions and baskets), including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Agreement also provides for customary events of default.
July 2012 Credit Facility
Debt Instrument [Line Items]
Payment terms	The above mentioned prepayment of the July 2012 Credit Facility was applied in partial settlement of the next 16 installments. As of December 31, 2014, the outstanding balance was $98,036 and is repayable in 12 installments, plus a final payment, in various amounts during the term of the July 2012 Credit Facility consisting of $496 (one quarterly installment), $3,456 (nine quarterly installments), $2,346 (one quarterly installment) and $5,867 (one quarterly installment) with a final payment of $58,223. The July 2012 Credit Facility bears interest at rates ranging from 180 to 205 bps per annum (depending on the loan amount compared to the security value) plus, depending on the length of the interest period, either LIBOR or the actual cost of funds. The refinancing of this facility was accounted for as a debt modification in accordance with ASC470 Debt and an amount of $1,319 was written-off from the deferred financing fees in June 2013.
Covenant description	The July 2012 Credit Facility and the September 2014 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount of over 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (v) maintain a minimum net worth to $250,000.
September 2014 Credit Facility
Debt Instrument [Line Items]
Payment terms	Each tranche of the September 2014 Credit Facility is repayable in 20 equal quarterly installments of approximately $688, with a final balloon payment of $14,250 on the last repayment date. The maturity date of each tranche is five years after the drawdown date of such tranche.
Covenant description	The July 2012 Credit Facility and the September 2014 Credit Facility also require compliance with a number of financial covenants, including: (i) maintain a required security amount of over 140%; (ii) minimum free consolidated liquidity of at least the higher of $25,000 and the aggregate of interest and principal falling due during the previous six months; (iii) maintain a ratio of EBITDA to interest expense of at least 5.00 : 1.00; (iv) maintain a ratio of total liabilities to total assets (as defined in our credit facilities) of less than 0.65 : 1.00; and (v) maintain a minimum net worth to $250,000.